Non-current assets and liabilities held for sales and discontinued operations - Net income and cash flows from discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income from discontinued operations
Net operating revenue	$ 54,502	$ 39,545	$ 36,549
Cost of goods sold and services rendered	(21,729)	(17,564)	(19,312)
Operating expenses	(4,654)	(7,850)	(9,961)
Operating income	27,693	12,823	3,893
Financial Results, net	3,119	(4,813)	(3,393)
Equity results in associates and joint ventures	494	(76)	253
Income (loss) before income taxes	29,541	6,990	(156)
Loss from discontinued operations	(2,376)	(1,724)	(2,619)
Loss attributable to noncontrolling interests	(85)	(347)	(612)
Loss attributable to Vale's stockholders	(2,291)	(1,377)	(2,007)
Discontinued operations
Net income from discontinued operations
Net operating revenue	1,083	473	1,021
Cost of goods sold and services rendered	(1,386)	(1,475)	(1,875)
Operating expenses	(33)	(43)	(29)
Impairment and disposals of non-current assets	(3,282)	(935)	(1,691)
Operating income	(3,618)	(1,980)	(2,574)
Financial Results, net	447	2	(20)
Equity results in associates and joint ventures	(26)	(43)	(25)
Income (loss) before income taxes	(3,197)	(2,021)	(2,619)
Income taxes	821	297
Loss from discontinued operations	(2,376)	(1,724)	(2,619)
Loss attributable to noncontrolling interests	(85)	(347)	(612)
Loss attributable to Vale's stockholders	$ (2,291)	$ (1,377)	$ (2,007)